Goodwill (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Abstract]
Discount rate	12.40%	15.70%
Terminal Value Growth Rate	3.00%	3.00%
Budgeted EBITDA Growth Rate	14.00%	14.80%